Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued [abstract]
Balance, beginning of year	$ 1,120,049	$ 678,915
Issuance of shares, net of expenses	0	425,350
Repurchase and cancellation of own shares	(23,449)	(12,025)
Cash consideration of stock options exercised	20,114	21,361
Ascribed value credited to share capital on stock options exercised	6,210	4,554
Issuance of shares on settlement of RSUs	10,257	1,894
Balance, end of year	$ 1,133,181	$ 1,120,049